Derivative Financial Instruments and Hedge Accounting - Summary Of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		₩ 11,142,365	₩ 14,757,796
Assets		130,276	223,273
Liabilities		104,569	133,925
Changes in fair value		(58,896)	(133,768)
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,361,450	7,832,540
Assets		249,670	239,136
Liabilities		134,251	155,114
Changes in fair value		8,831	76,391
Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,467,149	1,453,591
Assets		0	0
Liabilities		1,441,124	1,372,274
Changes in fair value		(19,590)	(104,021)
Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		684,127,797	612,301,933
Assets		5,777,682	8,984,171
Liabilities		5,966,512	9,209,537
Forwards | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		750,396	1,079,652
Assets		105,124	20,200
Liabilities		7,856	56,753
Changes in fair value		57,623	(36,553)
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		14,872,481	8,261,663
Assets		488,542	821,603
Liabilities		465,983	431,002
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	5,398,495	4,450,505
Assets	[1]	6,226	765
Liabilities	[1]	4,576	256
Swaps | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		9,654,617	13,290,183
Assets		111,360	186,258
Liabilities		75,776	104,856
Changes in fair value		(15,927)	(1,244)
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,115,818	3,231,288
Assets		59,376	101,975
Liabilities		3,547	124
Changes in fair value		(40,188)	111,902
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		416,613,927	359,581,194
Assets		556,985	859,670
Liabilities		574,865	694,713
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		9,384,000	10,508,000
Assets		203,718	274,596
Liabilities		208,277	272,284
Interest rate | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		446,268,903	382,801,362
Assets		1,255,471	1,956,634
Liabilities		1,253,701	1,398,255
Forwards | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,487,748	1,467,613
Assets		18,916	37,015
Liabilities		28,793	29,069
Changes in fair value		(42,969)	(132,524)
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		31,332	92,511
Assets		0	0
Liabilities		5,307	11,194
Changes in fair value		6,923	(16,168)
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		136,805,906	115,682,577
Assets		1,316,968	2,813,603
Liabilities		1,273,558	2,472,119
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,435,817	1,361,080
Assets		0	0
Liabilities		1,435,817	1,361,080
Changes in fair value		(26,513)	(87,853)
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	576,730	413,960
Assets	[1]	696	36
Liabilities	[1]	989	2,364
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,495,236	3,521,600
Assets		85,170	116,961
Liabilities		122,848	98,237
Changes in fair value		(8,604)	1,042
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		84,027,181	91,646,725
Assets		2,731,314	3,525,458
Liabilities		2,426,152	4,049,390
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,238,475	1,852,065
Assets		7,668	27,258
Liabilities		4,713	13,025
Currency | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		222,648,292	209,595,327
Assets		4,056,646	6,366,355
Liabilities		3,705,412	6,536,898
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	1,352,920	1,828,302
Assets	[1]	11,179	37,455
Liabilities	[1]	13,232	89,624
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,165,523	6,649,735
Assets		330,132	377,840
Liabilities		493,475	492,275
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,880,805	7,257,715
Assets		80,576	168,311
Liabilities		240,274	359,274
Stock and index | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		11,399,248	15,735,752
Assets		421,887	583,606
Liabilities		746,981	941,173
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,864,357	3,006,114
Assets		17,799	32,860
Liabilities		8,695	17,468
Credit | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,864,357	3,006,114
Assets		17,799	32,860
Liabilities		8,695	17,468
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	26,037	28,577
Assets	[1]	1,305	1,970
Liabilities	[1]	106	941
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		31,635	0
Assets		4,348	0
Liabilities		4,352	0
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		100,484	131,500
Assets		1,091	887
Liabilities		1,147	885
Commodity | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		158,156	160,077
Assets		6,744	2,857
Liabilities		5,605	1,826
Others | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		788,841	1,003,301
Assets		19,135	41,859
Liabilities		₩ 246,118	₩ 313,917

[1]	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.